BUSINESS COMBINATIONS AND ACQUISITIONS OF ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
SCHEDULE OF PRO FORMA INFORMATION

Three Months Ended March 31, 2021
(Unaudited)
Revenues	$413,644
Net loss	$(1,779,447)
Net loss per share	$(0.00)

Three Months Ended March 31, 2022
(Unaudited)
Revenues	$1,187,634
Net loss	$(12,304,705)
Net loss per share	$(0.01)

Year Ended December 31, 2021
(Unaudited)
Revenues	$3,121,680
Net loss	$(50,276,526)
Net loss per share	$(0.05)

Year Ended December 31, 2020
(Unaudited)
Revenues	$2,375,716
Net loss	$(763,007)
Net loss per share	$(0.00)

Tickeri Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

On June 3, 2021, the Company acquired the assets and liabilities of Tickeri noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows:

Cash	$127,377
Accounts receivables	23,587
Goodwill	20,086,664
Accounts payable and accrued expenses	(87,071)
SBA EIDL	(150,000)
PPP loan	(557)
$20,000,000

The Company acquired the assets and liabilities noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash	$127,377
Accounts receivables	23,587
Goodwill	20,086,664
Accounts payable and accrued expenses	(87,071)
SBA EIDL	(150,000)
PPP loan	(557)
$20,000,000

SCHEDULE OF CONSIDERATION PAID FOR ACQUISITION	The consideration paid for the acquisition of Tickeri was as follows:
Common stock	$10,000,000
Notes payable	10,000,000
Total consideration	$20,000,000
The consideration paid for the acquisition of Tickeri was as follows:
Common stock	$10,000,000
Notes payable	10,000,000
Total consideration	$20,000,000

Monster Creative LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

On June 30, 2021, the Company acquired the assets and liabilities of Monster noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows:

Cash	$3,017
Accounts receivables	379,012
Goodwill	8,648,104
Due to seller	(379,012)
Accounts payable and accrued expenses	(98,754)
Notes payable – related parties	(486,250)
PPP loan	(66,117)
$8,000,000

The Company acquired the assets and liabilities noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash	$3,017
Accounts receivables	379,012
Goodwill	8,648,104
Due to seller	(379,012)
Accounts payable and accrued expenses	(98,754)
Notes payable – related parties	(486,250)
PPP loan	(66,117)
$8,000,000

SCHEDULE OF CONSIDERATION PAID FOR ACQUISITION	The consideration paid for the acquisition of Monster was as follows:
Convertible notes payable	$7,500,000
Non-convertible notes payable	500,000
Total consideration	$8,000,000
The consideration paid for the acquisition of Monster Creative, LLC was as follows:
Convertible notes payable	$7,500,000
Non-convertible notes payable	500,000
Total consideration	$8,000,000

BizSecure, Inc. [Member]
Business Acquisition [Line Items]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED
Customer relationships	$275,000
Intellectual property - software	2,500,000
Goodwill	3,981,000
$6,756,000

SCHEDULE OF CONSIDERATION PAID FOR ACQUISITION	The consideration paid for the acquisition of assets of BizSecure was as follows:
Common stock	$2,229,480
Contingent consideration (RSUs)	4,526,520
Total consideration	$6,756,000

Ixaya Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

On March 3, 2022, the Company acquired the assets and liabilities of Ixaya noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows:

Cash	$1,325
Accounts receivables	24,446
Goodwill	1,008,642
Intellectual property - software	650,000
Accounts payable and accrued expenses	(10,700)
Payable – officer	(9,834)
Note payable - bank	(13,879)
$1,650,000

SCHEDULE OF CONSIDERATION PAID FOR ACQUISITION	The consideration paid for the acquisition of Ixaya was as follows:
Cash	$150,000
Common stock	1,500,000
Total consideration	$1,650,000